ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2013
Acquisition
Schedule of pro forma financial information

Year ended December 31, 2011
(Unaudited)
Pro forma net revenue	128,145,040
Pro forma net income	12,019,253

Alpha Speed Limited and Bona Starlight
Acquisition
Schedule of fair values of the assets acquired and liabilities assumed at the date of acquisition

Total purchase price:
Cash consideration	30,938,201

		Estimated useful life
Cash and cash equivalents	1,379,343
Net current liabilities	(7,912,067)
Construction in progress	1,831,707
Property and equipment, net	16,758,400
4 movie theater licenses	417,666	Indefinite
Favorable lease	1,902,699	1 - 4.5 years
Non-current deferred tax liability	(475,675)

Total net assets acquired	13,902,073
Noncontrolling interests	(1,160,492)

Goodwill	18,196,620